UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         12/31/99
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
Address:          500 108TH AVENUE N.E.
                  SUITE 1770
                  BELLEVUE, WA 98004



Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4825

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                   2/4/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                              0

Form 13F Information Table Entry Total:                         62

Form 13F Information Table Value Total:                    $117,353
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                                                     WAKLEY & ROBERTON, INC.
                                                        DECEMBER 31, 1999
                                                   FORM 13F INFORMATION TABLE


    ITEM 1                       ITEM 2          ITEM 3     ITEM 4      ITEM 5             ITEM 6         ITEM 7       ITEM 8
                                                                                    INVESTMENT DISCRETION              VOTING
                                                                                           SHARED  SHARED             AUTHORITY
                                                          FAIR MARKET  SHARES OF    SOLE   INST.V  OTHER          SOLE  SHARED  NONE
                                                 CUSIP      VALUE      PRINCIPAL    ----   -----   -----          ----  ------  ----
NAME OF ISSUER               TITLE OF CLASS      NUMBER   (x$1000)      AMOUNT      (A)     (B)     (C)  MANAGER  (A)    (B)    (C)
--------------               --------------      ------   ---------    --------     ----   -----   ----- -------  ----  ------  ----

MICROSOFT CORP                   Common         59491810   21,486       184,037       X                   N/A    177,067       6,970
GENERAL ELECTRIC                 Common         36960410    8,848        57,173       X                   N/A     56,973         200
COMPANY                                                                                                                -
INTEL CORP                       Common         45814010    8,286       100,660       X                   N/A     95,410       5,250
INTERNATIONAL                    Common         45920010    6,217        57,635       X                   N/A     53,935       3,700
BUSINESS MACHINES                                                                                                      -
HEWLETT-PACKARD                  Common         42823610    5,369        47,200       X                   N/A     44,100       3,100
COMPANY                                                                                                                -
ORACLE CORPORATION               Common         68389X10    4,660        41,587       X                   N/A     36,587       5,000
EXXON MOBILE CORP                Common        30231G102    4,293        53,287       X                   N/A     52,787         500
AMERICA ONLINE INC DEL COM       Common        02364J104    3,900        51,400       X                   N/A     46,600       4,800
MERCK & CO., INC.                Common         58933110    3,337        49,660       X                   N/A     48,410       1,250
LUCENT TECHNOLOGIES              Common         54946310    3,274        43,652       X                   N/A     40,652       3,000
COM                                                                                                                    -
CISCO COMMUNICATIONS INC         Common         17275R10    2,900        27,071       X                   N/A     24,071       3,000
CITIGROUP INC COM                Common        172967101    2,616        46,982       X                   N/A     45,407       1,575
CHASE MANHATTAN CORP             Common         16161A10    2,448        31,514       X                   N/A     31,014         500
NEW                                                                                                                    -
PROCTER & GAMBLE                 Common         74271810    2,445        22,317       X                   N/A     22,217         100
MCDONALD'S                       Common         58013510    2,087        51,776       X                   N/A     50,376       1,400
CORPORATION                                                                                                            -
ROYAL DUTCH                      Common         78025780    1,706        28,175       X                   N/A     27,575         600
PETROLEUM COMPANY                                                                                                      -
JOHNSON & JOHNSON                Common         47816010    1,637        17,550       X                   N/A     16,850         700
BRISTOL MYERS SQUIBB CO.         Common         11012210    1,548        24,120       X                   N/A     23,920         200
AMERICAN HOME                    Common          2660910    1,516        38,625       X                   N/A     38,225         400
PRODUCTS CORP.                                                                                                         -
NEXTEL COMMUNICATIONS CL A       Common        65332V103    1,500        14,550       X                   N/A     14,550
MOTOROLA, INC.                   Common         62007610    1,464         9,940       X                   N/A      9,940
DELL COMPUTER CORP COM           Common        247025109    1,435        28,145       X                   N/A     22,295       5,850
MORGAN (J.P.) COMPANY            Common         61688010    1,368        10,800       X                   N/A     10,800
EMC CORP MASS COM                Common        268648102    1,202        11,000       X                   N/A      7,750       3,250
MCI WORLDCOM INC COM             Common        55268B106    1,192        22,462       X                   N/A     20,212       2,250
                                                          -------
SUBTOTAL                                                   96,734                                                      -
                                                                                                                       -
                                                                                                                       -
BANKAMERICA CORP.                Common          6605010    1,192        23,748       X                   N/A     23,070         678
GTE CORPORATION                  Common         36232010    1,189        16,850       X                   N/A     16,850
ELI LILLY & COMPANY              Common         53245710    1,057        15,900       X                   N/A     15,800         100
PEPSICO, INC.                    Common         71344810    1,015        28,800       X                   N/A     28,800
CHEVRON CORPORATION              Common         16675110      990        11,431       X                   N/A     11,331         100
BP AMOCO PLC                     Common         55622104      962        16,214       X                   N/A     16,214
SPONSORED ADR
UNITED PARCEL SERVICE CL B       Common        911312106      932        13,500       X                   N/A     10,500       3,000
COCA COLA CO.                    Common         19121610      870        14,932       X                   N/A     14,932
COMPAQ COMPUTER CORP             Common         20449310      834        30,800       X                   N/A     30,800
WARNER LAMBERT                   Common         93448810      805         9,825       X                   N/A      8,825       1,000
ALBERTSON'S, INC.                Common          1310410      802        24,875       X                   N/A     24,725         150
TEXACO, INC.                     Common         88169410      777        14,300       X                   N/A     13,900         400
US BANCORP DEL COM               Common         90297310      666        27,966       X                   N/A     27,966
VODAFONE AIRTOUCH PLC            Common        92857T107      622        12,575       X                   N/A      9,550       3,025
SPONSORED ADR
PFIZER, INC.                     Common         71708110      610        18,810       X                   N/A     16,410       2,400
STATE ST CORP                    Common         85747710      585         8,000       X                   N/A      8,000
SCHLUMBERGER, LTD.               Common         80685710      544         9,700       X                   N/A      9,700
NIKE, INC Cl B                   Common         65410610      528        10,650       X                   N/A     10,050         600
DUPONT E.I.                      Common         26353410      514         7,800       X                   N/A      7,800
DENEMOURS & CO.                                                                                                        -
CATERPILLAR, INC.                Common         14912310      504        10,700       X                   N/A     10,700
BURLINGTON NORTHERN              Common         12189T10      429        17,700       X                   N/A     17,550         150
SANTA FE                                                                                                               -
AT&T CORP.                       Common           195710      412         8,098       X                   N/A      8,098
COMPUTER ASSOC INTL COM          Common         20491210      386         5,525       X                   N/A      5,525
CLOROX CO.                       Common        189054109      381         7,560       X                   N/A      7,560
MORGAN STANLEY                   Common        617446448      375         2,625       X                   N/A      2,625
DEAN WITTER & CO.                                                                                                      -
TYCO INTL LTD NEW COM            Common        902124106      359         9,200       X                   N/A      8,700         500
                                                                                                                       -
SUBTOTAL                                                   17,981                                                     -
                                                                                                                       -
                                                                                                                       -
TEXAS INSTRS INC COM             Common        882508104      345         3,600       X                   N/A     3,600
EMERSON ELECTRIC                 Common         29101110      336         5,850       X                   N/A     5,850
ILLINOIS TOOL WORKS              Common         45230810      324         4,800       X                   N/A     4,700        100
BOEING COMPANY                   Common          9702310      266         6,424       X                   N/A     6,424
U S WEST INC NEW COM             Common         91273H10      252         3,499       X                   N/A     3,499
NORTEL NETWORKS CORP             Common        656569100      242         2,400       X                   N/A     2,400
SBC COMMUNICATIONS INC           Common         78387G10      238         4,880       X                   N/A     4,880
STARBUCKS CORP.                  Common        855244109      218         9,000       X                   N/A     2,000      7,000
MINNESOTA MINING &               Common         60405910      215         2,200       X                   N/A     2,200
MANUFACTURING                    Common                                                                               -
SAFECO CORPORATION               Common         78642910      202         8,125       X                   N/A     8,025        100
DIMON INC COM                    Common        254394109       33        10,125       X                   N/A    10,125
                                                          -------
SUBTOTAL                                                    2,638
                                                          -------

GRAND TOTAL                                               117,353
